Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income attributable to U.S. Bancorp	$ 5,879	$ 5,851	$ 5,836
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	1,132	1,229	1,340
Depreciation and amortization of premises and equipment	307	302	297
Amortization of intangibles	174	199	223
(Gain) loss on sale of loans held for sale	(993)	(801)	(1,044)
(Gain) loss on sale of securities and other assets	(403)	(595)	(74)
Loans originated for sale in the secondary market, net of repayments	(43,312)	(30,858)	(56,698)
Proceeds from sales of loans held for sale	45,211	29,962	61,681
Other, net	787	43	(115)
Net cash provided by operating activities	8,782	5,332	11,446
Investing Activities
Proceeds from sales of available-for-sale investment securities	690	475	947
Proceeds from maturities of held-to-maturity investment securities	10,567	9,479	8,587
Proceeds from maturities of available-for-sale investment securities	13,395	7,212	10,147
Purchases of held-to-maturity investment securities	(9,234)	(15,597)	(13,218)
Purchases of available-for-sale investment securities	(20,502)	(21,752)	(13,146)
Net increase in loans outstanding	(11,788)	(12,873)	(12,331)
Proceeds from sales of loans	1,723	1,657	819
Purchases of loans	(4,475)	(2,355)	(2,468)
Acquisitions, net of cash acquired		3,436	(58)
Other, net	(1,526)	506	(303)
Net cash (used in) provided by investing activities	(21,150)	(29,812)	(21,024)
Financing Activities
Net increase in deposits	18,290	15,822	12,940
Net (decrease) increase in short-term borrowings	(2,016)	2,285	1,306
Proceeds from issuance of long-term debt	5,067	16,394	2,041
Principal payments or redemption of long-term debt	(5,311)	(4,128)	(2,883)
Proceeds from issuance of preferred stock	745		487
Proceeds from issuance of common stock	295	453	524
Redemption of preferred stock			(500)
Repurchase of common stock	(2,190)	(2,200)	(2,282)
Cash dividends paid on preferred stock	(242)	(243)	(254)
Cash dividends paid on common stock	(1,777)	(1,726)	(1,576)
Net cash provided by (used in) financing activities	12,861	26,657	9,803
Change in cash and due from banks	493	2,177	225
Cash and due from banks at beginning of year	10,654	8,477	8,252
Cash and due from banks at end of year	11,147	10,654	8,477
Supplemental Cash Flow Disclosures
Cash paid for income taxes	742	748	812
Cash paid for interest	1,434	1,476	1,759
Net noncash transfers to foreclosed property	$ 204	199	323
Acquisitions
Assets (sold) acquired		1,376	126
Liabilities sold (assumed)		(4,797)	(24)
Net		$ (3,421)	$ 102